                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 13F NT

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2009

If amended report check here:     [_]
This Amendment (check only one):  [_]  is a restatement
                                  [_]  adds new holding entries


                         Seneca Capital Advisors, LLC
 -----------------------------------------------------------------------------
                   Name of Institutional Investment Manager

 590 Madison Avenue                  New York        New York        10022
-------------------    ---------  --------------  --------------  ------------
  Business Address     (Street)       (City)         (State)         (Zip)

13F File Number: 28-03497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

    Michael Anastasio       Chief Financial Officer         212-888-2999
-------------------------  --------------------------  -----------------------
         (Name)                     (Title)                    (Phone)

Signature, Place and Date of Signing:


/s/ Michael Anastasio
-------------------------
590 Madison Avenue
New York, New York 10022


Date: May 15, 2009


Report Type:

[_]  13F HOLDINGS REPORT.

[X]  13F NOTICE.

[_]  13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

List of Other Managers Reporting for this Manager:

13F File Number      Name:
---------------      ---------------------------------
28-12387             Seneca Capital Investments, L.P.